Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of Current and Non-Current Portions of Prepayment and Other Assets

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Current portion:
Contract assets (i)	1,203,612	1,342,276	191,943
VAT prepayments	355,307	400,499	57,271
Prepaid licensed copyrights	37,326	680	97
Receivables from online payment agencies	451,174	446,276	63,817
Advances to suppliers	43,291	46,863	6,701
Loan due from PAG (Note 22)	—	46,440	6,641
Others (ii)	102,218	123,188	17,615
	2,192,928	2,406,222	344,085

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Non-current portion:
Prepaid licensed copyrights	2,288,526	3,506,742	501,457
Licensed copyrights prepaid assets (iii)	495,842	396,284	56,668
Long-term restricted cash (iv)	60,652	340	49
Loan due from PAG (Note 22)	—	4,473,764	639,740
Others (ii)	68,899	81,182	11,609
	2,913,919	8,458,312	1,209,523
(i)
The allowance for credit losses on contract assets was RMB32.6 million and RMB25.4 million (US$3.6 million) as of December 31, 2024 and 2025, respectively. The provision charged against the allowance were RMB5.4 million, RMB14.8 million for the years ended December 31, 2023 and 2024, respectively. The reversals charged against the allowance was RMB7.2 million (US$1.0 million) for the year ended December 31, 2025. No write-offs were charged against the allowance for the years ended December 31, 2023, 2024 and 2025.
(ii)
The allowance for credit losses on other current and non-current assets were RMB82.5 million and RMB86.9 million (US$12.4 million) as of December 31, 2024 and 2025, respectively. The reversals charged against the allowance were RMB31.2 million and RMB3.5 million for the years ended December 31, 2023 and 2024, respectively. The provisions charged against the allowance was RMB6.0 million (US$0.9 million) for the year ended December 31, 2025. The write-offs charged against the allowance were RMB16.5 million, nil and RMB1.6 million (US$0.2 million) for the years ended December 31, 2023, 2024 and 2025, respectively.
(iii)
Licensed copyrights prepaid assets are recognized when the Group has yet to receive the content copyrights from the counterparty under nonmonetary exchanges but the counterparty has already received the content copyrights from the Group.
(iv)
Long-term restricted cash mainly represents collateral to repayments of PAG Notes (Note 14).